Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Disclosure of detailed information about cash and cash equivalents

	December 31,
	2018	2019
	(US$ in millions)
Cash at bank and on hand	$503	$585
Short-term bank deposits	2,173	1,886
	$2,676	$2,471

Cash and cash equivalents by currency
The cash and cash equivalents are denominated in the following currencies:

	December 31,
	2018	2019
	(US$ in millions)
HK$	$1,497	$1,712
US$	1,066	639
MOP	82	82
Singapore dollar	10	15
Japanese Yen	13	14
RMB	8	9
	$2,676	$2,471